UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2016

Capital Preservation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2016
7-Day Current Yield
After wavier(1)	0.01%
Before waiver	-0.12%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	58 days
Weighted Average Life	108 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	40%
31-90 days	33%
91-180 days	25%
More than 180 days	2%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.70	0.34%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.41	0.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.36	$1.72	0.34%
Investor Class (before waiver)	$1,000	$1,022.66	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount	Value
U.S. TREASURY NOTES(1) — 45.8%
U.S. Treasury Notes, VRN, 0.30%, 10/4/16	$104,125,000	$104,124,617
U.S. Treasury Notes, VRN, 0.33%, 10/4/16	85,000,000	84,990,158
U.S. Treasury Notes, VRN, 0.42%, 10/4/16	60,000,000	60,012,272
U.S. Treasury Notes, VRN, 0.44%, 10/4/16	90,000,000	90,004,762
U.S. Treasury Notes, VRN, 0.52%, 10/4/16	7,026,000	7,029,694
U.S. Treasury Notes, 0.375%, 10/31/16	100,000,000	100,007,175
U.S. Treasury Notes, 0.875%, 11/30/16	75,000,000	75,068,064
U.S. Treasury Notes, 3.25%, 12/31/16	75,000,000	75,520,974
U.S. Treasury Notes, 0.75%, 1/15/17	200,000,000	200,199,856
U.S. Treasury Notes, 0.50%, 1/31/17	65,000,000	65,032,745
U.S. Treasury Notes, 0.875%, 1/31/17	90,000,000	90,126,484
U.S. Treasury Notes, 0.625%, 2/15/17	25,000,000	25,016,399
U.S. Treasury Notes, 0.50%, 4/30/17	50,000,000	49,990,087
TOTAL U.S. TREASURY NOTES		1,027,123,287
U.S. TREASURY BILLS(1) — 37.6%
U.S. Treasury Bills, 0.35%, 10/13/16	15,000,000	14,998,263
U.S. Treasury Bills, 0.32%, 10/20/16	75,000,000	74,987,333
U.S. Treasury Bills, 0.41%, 10/27/16	100,000,000	99,971,111
U.S. Treasury Bills, 0.40%, 11/3/16	39,736,000	39,721,612
U.S. Treasury Bills, 0.34%, 12/1/16	50,000,000	49,971,618
U.S. Treasury Bills, 0.34%, 12/8/16	175,000,000	174,889,264
U.S. Treasury Bills, 0.36%, 12/15/16	50,000,000	49,962,812
U.S. Treasury Bills, 0.31%, 12/22/16	100,000,000	99,930,528
U.S. Treasury Bills, 0.25%, 12/29/16	100,000,000	99,938,194
U.S. Treasury Bills, 0.35%, 12/29/16	41,000,000	40,965,537
U.S. Treasury Bills, 0.43%, 1/19/17	50,000,000	49,934,993
U.S. Treasury Bills, 0.38%, 1/26/17	25,000,000	24,969,938
U.S. Treasury Bills, 0.51%, 3/23/17	25,000,000	24,939,931
TOTAL U.S. TREASURY BILLS		845,181,134
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,283,500	4,283,500
TOTAL INVESTMENT SECURITIES — 83.6%		1,876,587,921
OTHER ASSETS AND LIABILITIES(2) — 16.4%		367,797,364
TOTAL NET ASSETS — 100.0%		$2,244,385,285

NOTES TO SCHEDULE OF INVESTMENTS
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,876,587,921
Receivable for investments sold	366,015,856
Receivable for capital shares sold	1,727,712
Interest receivable	1,866,832
2,246,198,321

Liabilities
Payable for capital shares redeemed	1,174,356
Accrued management fees	638,680
1,813,036

Net Assets	$2,244,385,285

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,244,347,600

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,244,350,490
Undistributed net investment income	2,717
Undistributed net realized gain	32,078
$2,244,385,285

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,920,311

Expenses:
Management fees	5,247,632
Trustees' fees and expenses	70,479
Other expenses	41,193
5,359,304
Fees waived	(1,550,496)
3,808,808

Net investment income (loss)	111,503

Net realized gain (loss) on investment transactions	901

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,404

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$111,503	$234,588
Net realized gain (loss)	901	33,894
Net increase (decrease) in net assets resulting from operations	112,404	268,482

Distributions to Shareholders
From net investment income	(111,503)	(234,588)
From net realized gains	—	(4,664)
Decrease in net assets from distributions	(111,503)	(239,252)

Capital Share Transactions
Proceeds from shares sold	378,115,753	1,003,344,443
Proceeds from reinvestment of distributions	109,568	233,195
Payments for shares redeemed	(377,603,477)	(1,115,418,197)
Net increase (decrease) in net assets from capital share transactions	621,844	(111,840,559)

Net increase (decrease) in net assets	622,745	(111,811,329)

Net Assets
Beginning of period	2,243,762,540	2,355,573,869
End of period	$2,244,385,285	$2,243,762,540

Undistributed net investment income	$2,717	$2,717

Transactions in Shares of the Fund
Sold	378,115,753	1,003,344,443
Issued in reinvestment of distributions	109,568	233,195
Redeemed	(377,603,477)	(1,115,418,197)
Net increase (decrease) in shares of the fund	621,844	(111,840,559)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The effective annual management fee for the six months ended September 30, 2016 was 0.47% before waiver and 0.33% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Notes	—	$1,027,123,287	—
U.S. Treasury Bills	—	845,181,134	—
Temporary Cash Investments	$4,283,500	—	—
	$4,283,500	$1,872,304,421	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2016(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.34%(4)	0.48%(4)	0.01%(4)	(0.13)%(4)	$2,244,385
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.13%	0.48%	0.01%	(0.34)%	$2,243,763
2015	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.04%	0.48%	0.01%	(0.43)%	$2,355,574
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,536,874
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.09%	0.48%	0.01%	(0.38)%	$2,643,948
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,801,793

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2016 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the second quartile of its peer group for the one-, five-, and ten-year periods and in the third quartile of its peer group of the three-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Government Income Trust:

	Affirmative	Withhold
Tanya S. Beder	$5,076,785,359	$123,110,513
Jeremy I. Bulow	$5,072,465,600	$127,430,272
Anne Casscells	$5,067,721,405	$132,174,467
Jonathan D. Levin	$5,062,394,276	$137,501,596
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 1611

Semiannual Report

September 30, 2016

Ginnie Mae Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	2.8 years
Weighted Average Life	4.9 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	98.3%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	11.0%
Temporary Cash Investments	9.1%
Other Assets and Liabilities	(18.4)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,011.90	$2.77	0.55%
Institutional Class	$1,000	$1,012.90	$1.77	0.35%
A Class	$1,000	$1,010.60	$4.03	0.80%
C Class	$1,000	$1,007.80	$7.80	1.55%
R Class	$1,000	$1,009.40	$5.29	1.05%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 98.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.4%
GNMA VRN, 2.00%, 10/20/16	$13,040,821	$13,541,352
GNMA VRN, 2.125%, 10/20/16	14,117,452	14,682,594
		28,223,946
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 95.9%
GNMA, 2.50%, 6/20/46 to 7/20/46	44,679,638	45,489,386
GNMA, 3.00%, 10/20/16(2)	105,000,000	110,020,316
GNMA, 3.00%, 2/20/43 to 7/20/45	45,221,295	47,575,803
GNMA, 3.50%, 10/20/16(2)	105,000,000	111,537,891
GNMA, 3.50%, 12/20/41 to 12/20/44	338,745,754	361,240,804
GNMA, 4.00%, 12/20/39 to 5/15/42	139,826,157	151,240,569
GNMA, 4.50%, 7/15/33 to 3/20/42	90,346,927	99,742,840
GNMA, 5.00%, 6/15/33 to 5/20/41	75,323,217	84,202,898
GNMA, 5.50%, 4/15/33 to 8/15/39	73,339,432	83,257,579
GNMA, 6.00%, 2/20/26 to 2/20/39	32,619,327	37,697,358
GNMA, 6.50%, 9/20/23 to 11/15/38	5,019,182	5,949,323
GNMA, 7.00%, 12/20/25 to 12/20/29	727,423	861,378
GNMA, 7.25%, 4/15/23 to 6/15/23	34,400	35,193
GNMA, 7.50%, 12/20/23 to 2/20/31	147,717	185,878
GNMA, 7.75%, 11/15/22	16,123	16,187
GNMA, 7.77%, 4/15/20 to 6/15/20	75,279	77,067
GNMA, 7.89%, 9/20/22	7,643	7,672
GNMA, 7.98%, 6/15/19	8,423	8,455
GNMA, 8.00%, 4/20/17 to 7/20/30	684,612	722,027
GNMA, 8.25%, 4/20/17 to 2/15/22	135,420	138,049
GNMA, 8.50%, 2/15/17 to 12/15/30	463,110	507,503
GNMA, 8.75%, 3/20/17 to 7/15/27	62,057	63,384
GNMA, 9.00%, 11/15/16 to 1/15/25	188,207	197,724
GNMA, 9.25%, 6/20/21 to 3/15/25	44,249	45,033
GNMA, 9.50%, 8/15/17 to 7/20/25	142,136	145,252
GNMA, 9.75%, 12/15/18 to 11/20/21	38,332	39,375
GNMA, 10.00%, 12/20/16 to 8/15/21	2,005	2,021
GNMA, 10.25%, 2/15/19	2,946	2,963
GNMA, 10.50%, 4/20/19	12	12
GNMA, 11.00%, 9/15/18 to 6/15/20	16,325	16,427
		1,141,026,367
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,139,590,947)		1,169,250,313
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 11.0%
GNMA, Series 1999-43, Class FB, VRN, 0.88%, 10/16/16	1,269,428	1,272,563
GNMA, Series 2000-22, Class FG, VRN, 0.73%, 10/16/16	11,895	11,916
GNMA, Series 2001-59, Class FD, VRN, 1.03%, 10/16/16	531,157	533,315
GNMA, Series 2001-62, Class FB, VRN, 1.03%, 10/16/16	1,078,633	1,085,056
GNMA, Series 2002-13, Class FA, VRN, 1.03%, 10/16/16	682,131	686,569
GNMA, Series 2002-24, Class FA, VRN, 1.03%, 10/16/16	1,410,956	1,422,164
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.88%, 10/20/16	502,520	505,449

6

	Principal Amount/Shares	Value
GNMA, Series 2002-31, Class FW, VRN, 0.93%, 10/16/16	$409,340	$411,306
GNMA, Series 2003-110, Class F, VRN, 0.93%, 10/20/16	1,823,934	1,828,710
GNMA, Series 2003-42, Class FW, VRN, 0.88%, 10/20/16	708,222	708,987
GNMA, Series 2003-66, Class HF, VRN, 0.98%, 10/20/16	1,113,521	1,121,854
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.78%, 10/16/16	728,925	729,543
GNMA, Series 2004-76, Class F, VRN, 0.93%, 10/20/16	1,563,570	1,567,666
GNMA, Series 2005-13, Class FA, VRN, 0.73%, 10/20/16	4,228,618	4,194,034
GNMA, Series 2007-5, Class FA, VRN, 0.67%, 10/20/16	4,132,060	4,122,532
GNMA, Series 2007-58, Class FC, VRN, 1.03%, 10/20/16	2,535,420	2,547,366
GNMA, Series 2007-74, Class FL, VRN, 0.99%, 10/16/16	5,820,498	5,847,094
GNMA, Series 2008-18, Class FH, VRN, 1.13%, 10/20/16	3,511,004	3,539,830
GNMA, Series 2008-2, Class LF, VRN, 0.99%, 10/20/16	2,583,145	2,593,638
GNMA, Series 2008-27, Class FB, VRN, 1.08%, 10/20/16	6,343,555	6,415,656
GNMA, Series 2008-61, Class KF, VRN, 1.20%, 10/20/16	3,170,520	3,223,125
GNMA, Series 2008-73, Class FK, VRN, 1.29%, 10/20/16	4,353,385	4,445,376
GNMA, Series 2008-75, Class F, VRN, 1.06%, 10/20/16	4,835,727	4,872,780
GNMA, Series 2008-88, Class UF, VRN, 1.53%, 10/20/16	2,939,206	3,015,278
GNMA, Series 2009-109, Class FA, VRN, 0.93%, 10/16/16	484,824	485,180
GNMA, Series 2009-127, Class FA, VRN, 1.08%, 10/20/16	4,126,579	4,148,804
GNMA, Series 2009-76, Class FB, VRN, 1.13%, 10/16/16	2,944,567	2,969,588
GNMA, Series 2009-92, Class FJ, VRN, 1.21%, 10/16/16	1,758,585	1,777,186
GNMA, Series 2010-14, Class QF, VRN, 0.98%, 10/16/16	12,135,474	12,184,060
GNMA, Series 2010-25, Class FB, VRN, 1.08%, 10/16/16	9,284,409	9,347,622
GNMA, Series 2012-105, Class FE, VRN, 0.83%, 10/20/16	12,133,156	12,104,585
GNMA, Series 2015-111, Class FK, VRN, 0.72%, 10/20/16	10,612,238	10,591,924
GNMA, Series 2015-80, Class YF, VRN, 0.96%, 10/16/16	14,211,741	14,260,173
GNMA, Series 2016-68, Class MF, VRN, 0.82%, 10/20/16	6,613,921	6,618,713
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $131,145,593)		131,189,642
TEMPORARY CASH INVESTMENTS(3) — 9.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $85,621,331), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $83,940,049)		83,939,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,717,013	24,717,013
TOTAL TEMPORARY CASH INVESTMENTS (Cost $108,656,013)		108,656,013
TOTAL INVESTMENT SECURITIES — 118.4% (Cost $1,379,392,553)		1,409,095,968
OTHER ASSETS AND LIABILITIES(4) — (18.4)%		(219,030,240)
TOTAL NET ASSETS — 100.0%		$1,190,065,728

7

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $691,406.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,379,392,553)	$1,409,095,968
Receivable for capital shares sold	665,689
Interest receivable	3,319,107
1,413,080,764

Liabilities
Payable for collateral received for forward commitments	691,406
Payable for investments purchased	220,958,646
Payable for capital shares redeemed	743,083
Accrued management fees	517,527
Distribution and service fees payable	28,953
Dividends payable	75,421
223,015,036

Net Assets	$1,190,065,728

Net Assets Consist of:
Capital paid in	$1,198,083,094
Distributions in excess of net investment income	(6,068,466)
Accumulated net realized loss	(31,652,315)
Net unrealized appreciation	29,703,415
$1,190,065,728

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,019,433,034	94,366,077	$10.80
Institutional Class	$74,095,619	6,859,266	$10.80
A Class	$76,626,120	7,092,951	$10.80*
C Class	$12,034,883	1,113,789	$10.81
R Class	$7,876,072	729,402	$10.80
*Maximum offering price $11.31 (net asset value divided by 0.955).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,438,499

Expenses:
Management fees	3,181,442
Distribution and service fees:
A Class	95,911
C Class	60,743
R Class	20,117
Trustees' fees and expenses	37,928
Other expenses	43,203
3,439,344

Net investment income (loss)	7,999,155

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	5,697,265
Change in net unrealized appreciation (depreciation) on investments	713,492

Net realized and unrealized gain (loss)	6,410,757

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,409,912

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$7,999,155	$17,270,169
Net realized gain (loss)	5,697,265	6,851,686
Change in net unrealized appreciation (depreciation)	713,492	(7,830,282)
Net increase (decrease) in net assets resulting from operations	14,409,912	16,291,573

Distributions to Shareholders
From net investment income:
Investor Class	(12,171,339)	(24,338,279)
Institutional Class	(934,061)	(1,578,470)
A Class	(812,817)	(2,687,538)
C Class	(83,114)	(159,451)
R Class	(75,137)	(103,262)
Decrease in net assets from distributions	(14,076,468)	(28,867,000)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(10,896,401)	(199,722,553)

Net increase (decrease) in net assets	(10,562,957)	(212,297,980)

Net Assets
Beginning of period	1,200,628,685	1,412,926,665
End of period	$1,190,065,728	$1,200,628,685

Undistributed (distributions in excess of) net investment income	$(6,068,466)	$8,847

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.54% for the Investor Class, A Class, C Class and R Class and 0.34% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 were $1,732,274,069 and $1,741,338,170, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,891,728	$63,632,241	13,381,407	$144,175,112
Issued in reinvestment of distributions	1,033,993	11,174,191	2,036,198	21,943,209
Redeemed	(8,367,876)	(90,397,397)	(19,651,734)	(211,724,798)
	(1,442,155)	(15,590,965)	(4,234,129)	(45,606,477)
Institutional Class
Sold	666,908	7,204,958	3,328,212	35,792,241
Issued in reinvestment of distributions	82,314	889,412	134,697	1,451,335
Redeemed	(481,981)	(5,205,482)	(2,108,144)	(22,683,168)
	267,241	2,888,888	1,354,765	14,560,408
A Class
Sold	1,160,965	12,541,638	2,307,484	24,859,600
Issued in reinvestment of distributions	61,743	667,251	207,354	2,238,452
Redeemed	(1,174,357)	(12,682,308)	(18,306,869)	(196,927,677)
	48,351	526,581	(15,792,031)	(169,829,625)
C Class
Sold	121,734	1,314,006	140,089	1,509,538
Issued in reinvestment of distributions	6,662	72,014	12,295	132,541
Redeemed	(102,643)	(1,108,703)	(217,380)	(2,342,925)
	25,753	277,317	(64,996)	(700,846)
R Class
Sold	306,322	3,305,472	507,053	5,464,495
Issued in reinvestment of distributions	6,321	68,264	8,446	90,993
Redeemed	(219,654)	(2,371,958)	(343,735)	(3,701,501)
	92,989	1,001,778	171,764	1,853,987
Net increase (decrease)	(1,007,821)	$(10,896,401)	(18,564,627)	$(199,722,553)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,169,250,313	—
U.S. Government Agency Collateralized Mortgage Obligations	—	131,189,642	—
Temporary Cash Investments	$24,717,013	83,939,000	—
	$24,717,013	$1,384,378,955	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,379,392,553
Gross tax appreciation of investments	$31,732,135
Gross tax depreciation of investments	(2,028,720)
Net tax appreciation (depreciation) of investments	$29,703,415

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(6,952,221) and accumulated long-term capital losses of $(30,371,445), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses(before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.80	0.07	0.06	0.13	(0.13)	$10.80	1.19%	0.55%(4)	0.55%(4)	1.36%(4)	1.36%(4)	130%	$1,019,433
2016	$10.89	0.15	0.01	0.16	(0.25)	$10.80	1.53%	0.55%	0.55%	1.42%	1.42%	308%	$1,034,732
2015	$10.70	0.17	0.28	0.45	(0.26)	$10.89	4.28%	0.55%	0.55%	1.59%	1.59%	306%	$1,089,566
2014	$11.10	0.17	(0.29)	(0.12)	(0.28)	$10.70	(1.02)%	0.55%	0.55%	1.62%	1.62%	264%	$1,143,697
2013	$11.21	0.25	(0.01)	0.24	(0.35)	$11.10	2.16%	0.55%	0.55%	2.26%	2.26%	237%	$1,519,666
2012	$10.84	0.35	0.42	0.77	(0.40)	$11.21	7.15%	0.55%	0.56%	3.12%	3.11%	130%	$1,574,686
Institutional Class
2016(3)	$10.80	0.08	0.06	0.14	(0.14)	$10.80	1.29%	0.35%(4)	0.35%(4)	1.56%(4)	1.56%(4)	130%	$74,096
2016	$10.89	0.17	0.01	0.18	(0.27)	$10.80	1.73%	0.35%	0.35%	1.62%	1.62%	308%	$71,190
2015	$10.70	0.19	0.28	0.47	(0.28)	$10.89	4.49%	0.35%	0.35%	1.79%	1.79%	306%	$57,037
2014	$11.10	0.20	(0.29)	(0.09)	(0.31)	$10.70	(0.83)%	0.35%	0.35%	1.82%	1.82%	264%	$45,757
2013	$11.21	0.27	(0.01)	0.26	(0.37)	$11.10	2.36%	0.35%	0.35%	2.46%	2.46%	237%	$62,075
2012	$10.83	0.37	0.43	0.80	(0.42)	$11.21	7.47%	0.35%	0.36%	3.32%	3.31%	130%	$40,336

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses(before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$10.80	0.06	0.05	0.11	(0.11)	$10.80	1.06%	0.80%(4)	0.80%(4)	1.11%(4)	1.11%(4)	130%	$76,626
2016	$10.89	0.12	0.02	0.14	(0.23)	$10.80	1.28%	0.80%	0.80%	1.17%	1.17%	308%	$76,083
2015	$10.70	0.14	0.29	0.43	(0.24)	$10.89	4.02%	0.80%	0.80%	1.34%	1.34%	306%	$248,705
2014	$11.10	0.15	(0.29)	(0.14)	(0.26)	$10.70	(1.27)%	0.80%	0.80%	1.37%	1.37%	264%	$249,327
2013	$11.21	0.22	(0.01)	0.21	(0.32)	$11.10	1.90%	0.80%	0.80%	2.01%	2.01%	237%	$310,736
2012	$10.84	0.32	0.42	0.74	(0.37)	$11.21	6.89%	0.80%	0.81%	2.87%	2.86%	130%	$250,169
C Class
2016(3)	$10.80	0.02	0.06	0.08	(0.07)	$10.81	0.78%	1.55%(4)	1.55%(4)	0.36%(4)	0.36%(4)	130%	$12,035
2016	$10.89	0.04	0.02	0.06	(0.15)	$10.80	0.52%	1.55%	1.55%	0.42%	0.42%	308%	$11,753
2015	$10.71	0.06	0.28	0.34	(0.16)	$10.89	3.15%	1.55%	1.55%	0.59%	0.59%	306%	$12,560
2014	$11.10	0.07	(0.28)	(0.21)	(0.18)	$10.71	(1.91)%	1.55%	1.55%	0.62%	0.62%	264%	$16,706
2013	$11.21	0.14	(0.01)	0.13	(0.24)	$11.10	1.14%	1.55%	1.55%	1.26%	1.26%	237%	$33,287
2012	$10.84	0.23	0.43	0.66	(0.29)	$11.21	6.09%	1.55%	1.56%	2.12%	2.11%	130%	$13,809
R Class
2016(3)	$10.80	0.05	0.05	0.10	(0.10)	$10.80	0.94%	1.05%(4)	1.05%(4)	0.86%(4)	0.86%(4)	130%	$7,876
2016	$10.89	0.10	0.01	0.11	(0.20)	$10.80	1.03%	1.05%	1.05%	0.92%	0.92%	308%	$6,870
2015	$10.70	0.12	0.28	0.40	(0.21)	$10.89	3.76%	1.05%	1.05%	1.09%	1.09%	306%	$5,059
2014	$11.09	0.12	(0.28)	(0.16)	(0.23)	$10.70	(1.43)%	1.05%	1.05%	1.12%	1.12%	264%	$4,425
2013	$11.21	0.20	(0.03)	0.17	(0.29)	$11.09	1.56%	1.05%	1.05%	1.76%	1.76%	237%	$4,773
2012	$10.83	0.29	0.43	0.72	(0.34)	$11.21	6.72%	1.05%	1.06%	2.62%	2.61%	130%	$4,343

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and slightly below its benchmark for the one- and three-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Government Income Trust:

	Affirmative	Withhold
Tanya S. Beder	$5,076,785,359	$123,110,513
Jeremy I. Bulow	$5,072,465,600	$127,430,272
Anne Casscells	$5,067,721,405	$132,174,467
Jonathan D. Levin	$5,062,394,276	$137,501,596
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

24

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 1611

Semiannual Report

September 30, 2016

Government Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	4.6 years
Weighted Average Life	6.4 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	44.9%
U.S. Government Agency Mortgage-Backed Securities	42.9%
Collateralized Mortgage Obligations	17.6%
U.S. Government Agency Securities	2.6%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	(10.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,015.10	$2.42	0.48%
Institutional Class	$1,000	$1,017.00	$1.42	0.28%
A Class	$1,000	$1,014.80	$3.69	0.73%
C Class	$1,000	$1,011.00	$7.46	1.48%
R Class	$1,000	$1,013.50	$4.95	0.98%
Hypothetical
Investor Class	$1,000	$1,022.66	$2.43	0.48%
Institutional Class	$1,000	$1,023.67	$1.42	0.28%
A Class	$1,000	$1,021.41	$3.70	0.73%
C Class	$1,000	$1,017.65	$7.49	1.48%
R Class	$1,000	$1,020.16	$4.96	0.98%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 44.9%
U.S. Treasury Bonds, 8.125%, 8/15/21	$14,247,000	$18,938,209
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,485,686
U.S. Treasury Bonds, 3.50%, 2/15/39	4,000,000	4,966,328
U.S. Treasury Bonds, 4.375%, 11/15/39	5,000,000	6,990,040
U.S. Treasury Bonds, 4.625%, 2/15/40	9,200,000	13,307,478
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	2,112,452
U.S. Treasury Bonds, 3.125%, 11/15/41	800,000	933,906
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	3,101,590
U.S. Treasury Bonds, 2.875%, 5/15/43	10,000,000	11,169,340
U.S. Treasury Bonds, 3.75%, 11/15/43	4,400,000	5,744,147
U.S. Treasury Bonds, 3.125%, 8/15/44	20,270,000	23,736,494
U.S. Treasury Bonds, 3.00%, 11/15/44	7,000,000	8,008,714
U.S. Treasury Bonds, 2.50%, 2/15/45	8,000,000	8,295,312
U.S. Treasury Bonds, 3.00%, 5/15/45	4,300,000	4,918,964
U.S. Treasury Notes, VRN, 0.30%, 10/4/16	30,000,000	30,001,440
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	12,373,580
U.S. Treasury Notes, 0.75%, 10/31/17	7,000,000	7,005,061
U.S. Treasury Notes, 0.875%, 1/31/18	22,000,000	22,049,852
U.S. Treasury Notes, 2.625%, 4/30/18	6,500,000	6,692,589
U.S. Treasury Notes, 1.25%, 10/31/18	10,000,000	10,092,190
U.S. Treasury Notes, 1.25%, 11/15/18	36,000,000	36,332,568
U.S. Treasury Notes, 1.50%, 2/28/19	47,500,000	48,245,892
U.S. Treasury Notes, 1.625%, 7/31/19	4,000,000	4,083,436
U.S. Treasury Notes, 1.75%, 9/30/19(1)	13,000,000	13,325,260
U.S. Treasury Notes, 1.50%, 11/30/19	5,000,000	5,087,600
U.S. Treasury Notes, 1.625%, 12/31/19	22,100,000	22,575,238
U.S. Treasury Notes, 1.25%, 1/31/20	12,200,000	12,313,423
U.S. Treasury Notes, 1.50%, 5/31/20	12,100,000	12,309,862
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,766,358
U.S. Treasury Notes, 2.25%, 4/30/21	3,300,000	3,462,423
U.S. Treasury Notes, 1.375%, 5/31/21	15,700,000	15,874,176
U.S. Treasury Notes, 2.00%, 10/31/21	17,000,000	17,667,046
U.S. Treasury Notes, 2.00%, 11/15/21	2,100,000	2,182,196
U.S. Treasury Notes, 2.00%, 2/15/22	8,500,000	8,837,178
U.S. Treasury Notes, 1.75%, 5/15/22	26,800,000	27,482,569
U.S. Treasury Notes, 1.375%, 6/30/23	4,000,000	3,994,452
U.S. Treasury Notes, 1.375%, 8/31/23	23,500,000	23,435,751
U.S. Treasury Notes, 2.00%, 2/15/25	16,000,000	16,579,680
U.S. Treasury Notes, 2.125%, 5/15/25	13,800,000	14,438,788
U.S. Treasury Notes, 2.25%, 11/15/25	6,000,000	6,338,436
TOTAL U.S. TREASURY SECURITIES (Cost $484,114,153)		507,255,704
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 42.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.7%
FHLMC, VRN, 2.03%, 10/15/16	2,102,877	2,199,041
FHLMC, VRN, 2.06%, 10/15/16	2,819,998	2,896,647

6

	Principal Amount	Value
FHLMC, VRN, 2.32%, 10/15/16	$2,558,008	$2,627,481
FHLMC, VRN, 2.52%, 10/15/16	2,865,683	2,951,176
FHLMC, VRN, 2.57%, 10/15/16	1,779,792	1,886,899
FHLMC, VRN, 2.59%, 10/15/16	2,544,115	2,628,524
FHLMC, VRN, 2.60%, 10/15/16	543,583	572,327
FHLMC, VRN, 2.62%, 10/15/16	2,522,817	2,602,583
FHLMC, VRN, 2.74%, 10/15/16	1,277,846	1,353,064
FHLMC, VRN, 2.80%, 10/15/16	754,390	797,710
FHLMC, VRN, 2.88%, 10/15/16	3,203,702	3,340,373
FHLMC, VRN, 2.98%, 10/15/16	434,305	456,382
FHLMC, VRN, 2.99%, 10/15/16	774,040	817,043
FHLMC, VRN, 3.01%, 10/15/16	473,234	497,385
FHLMC, VRN, 3.13%, 10/15/16	1,230,947	1,300,146
FHLMC, VRN, 3.21%, 10/15/16	2,049,722	2,128,953
FHLMC, VRN, 3.78%, 10/15/16	2,215,859	2,324,312
FHLMC, VRN, 4.06%, 10/15/16	388,567	408,198
FHLMC, VRN, 5.65%, 10/15/16	1,144,504	1,204,867
FNMA, VRN, 2.06%, 10/25/16	3,758,482	3,901,504
FNMA, VRN, 2.41%, 10/25/16	1,190,750	1,245,191
FNMA, VRN, 2.44%, 10/25/16	2,031,721	2,083,672
FNMA, VRN, 2.44%, 10/25/16	1,526,495	1,588,763
FNMA, VRN, 2.44%, 10/25/16	1,853,287	1,924,644
FNMA, VRN, 2.44%, 10/25/16	1,264,188	1,318,629
FNMA, VRN, 2.44%, 10/25/16	1,320,756	1,377,308
FNMA, VRN, 2.53%, 10/25/16	2,163,043	2,247,195
FNMA, VRN, 2.57%, 10/25/16	692,221	729,864
FNMA, VRN, 2.63%, 10/25/16	2,843,880	2,938,452
FNMA, VRN, 2.67%, 10/25/16	4,223,949	4,357,111
FNMA, VRN, 2.70%, 10/25/16	1,342,806	1,419,193
FNMA, VRN, 2.73%, 10/25/16	1,688,108	1,766,505
FNMA, VRN, 2.74%, 10/25/16	860,113	906,448
FNMA, VRN, 2.75%, 10/25/16	5,164,399	5,325,375
FNMA, VRN, 2.76%, 10/25/16	1,249,885	1,325,609
FNMA, VRN, 2.77%, 10/25/16	6,059,293	6,282,689
FNMA, VRN, 2.79%, 10/25/16	1,535,330	1,590,813
FNMA, VRN, 2.85%, 10/25/16	577,986	614,187
FNMA, VRN, 3.03%, 10/25/16	1,932,937	2,014,388
FNMA, VRN, 3.33%, 10/25/16	2,536,933	2,659,602
FNMA, VRN, 4.78%, 10/25/16	577,922	610,910
GNMA, VRN, 2.00%, 10/20/16	285,045	292,307
GNMA, VRN, 2.00%, 10/20/16	500,122	516,038
GNMA, VRN, 2.00%, 10/20/16	1,180,689	1,225,193
GNMA, VRN, 2.00%, 10/20/16	247,652	255,827
GNMA, VRN, 2.00%, 10/20/16	681,380	708,736
GNMA, VRN, 2.00%, 10/20/16	1,329,159	1,380,957
GNMA, VRN, 2.125%, 10/20/16	1,152,443	1,202,223
GNMA, VRN, 2.50%, 10/20/16	843,550	879,150
		87,681,594

7

	Principal Amount	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.2%
FHLMC, 4.50%, 1/1/19	$174,914	$179,293
FHLMC, 5.00%, 5/1/23	2,063,132	2,218,402
FHLMC, 5.50%, 10/1/34	394,327	448,571
FHLMC, 5.50%, 4/1/38	3,331,652	3,777,860
FHLMC, 4.00%, 12/1/40	1,917,763	2,087,604
FHLMC, 3.00%, 2/1/43	10,937,967	11,394,880
FHLMC, 6.50%, 7/1/47	16,653	18,471
FNMA, 3.00%, 10/13/16(3)	20,000,000	20,795,313
FNMA, 3.50%, 10/13/16(3)	25,660,000	27,081,324
FNMA, 4.50%, 11/14/16(3)	45,000,000	49,235,907
FNMA, 4.50%, 6/1/18	86,128	88,314
FNMA, 4.50%, 5/1/19	638,014	657,989
FNMA, 5.00%, 9/1/20	92,206	96,915
FNMA, 4.50%, 11/1/20	66,152	68,367
FNMA, 6.50%, 3/1/32	101,264	119,453
FNMA, 7.00%, 6/1/32	112,658	130,612
FNMA, 6.50%, 8/1/32	110,833	129,539
FNMA, 5.50%, 7/1/33	814,133	925,953
FNMA, 5.00%, 11/1/33	4,636,463	5,211,539
FNMA, 6.00%, 12/1/33	3,067,992	3,558,401
FNMA, 5.50%, 8/1/34	3,282,337	3,737,251
FNMA, 5.50%, 9/1/34	170,288	191,809
FNMA, 5.50%, 10/1/34	1,494,195	1,698,649
FNMA, 5.00%, 8/1/35	580,465	645,752
FNMA, 5.50%, 1/1/36	3,572,671	4,062,599
FNMA, 5.00%, 2/1/36	346,357	385,629
FNMA, 5.50%, 4/1/36	892,197	1,012,578
FNMA, 5.00%, 5/1/36	1,546,759	1,721,865
FNMA, 5.50%, 12/1/36	526,311	595,418
FNMA, 5.50%, 2/1/37	1,952,157	2,208,970
FNMA, 6.50%, 8/1/37	379,813	427,556
FNMA, 6.00%, 9/1/37	672,502	772,049
FNMA, 6.00%, 11/1/37	3,833,669	4,447,759
FNMA, 6.00%, 9/1/38	130,581	137,989
FNMA, 4.50%, 2/1/39	1,478,053	1,620,359
FNMA, 4.50%, 4/1/39	967,742	1,079,740
FNMA, 4.50%, 5/1/39	2,455,493	2,742,147
FNMA, 6.50%, 5/1/39	2,304,121	2,666,553
FNMA, 4.50%, 10/1/39	4,020,493	4,486,126
FNMA, 4.50%, 3/1/40	6,444,014	7,138,323
FNMA, 4.00%, 10/1/40	4,199,652	4,626,940
FNMA, 4.50%, 11/1/40	3,600,772	3,988,832
FNMA, 4.50%, 6/1/41	4,599,867	5,069,795
FNMA, 4.00%, 8/1/41	3,758,943	4,101,081
FNMA, 4.50%, 9/1/41	2,118,626	2,324,919
FNMA, 3.50%, 10/1/41	4,591,930	4,866,231
FNMA, 4.00%, 12/1/41	9,066,287	9,810,860
FNMA, 3.50%, 5/1/42	3,023,580	3,217,417
FNMA, 3.50%, 6/1/42	2,697,409	2,879,248
FNMA, 3.50%, 9/1/42	2,869,355	3,049,669

8

	Principal Amount	Value
FNMA, 3.50%, 12/1/42	$4,791,343	$5,076,795
FNMA, 3.50%, 11/1/45	4,592,283	4,862,490
FNMA, 3.50%, 11/1/45	4,662,972	4,936,990
FNMA, 4.00%, 11/1/45	6,892,662	7,412,213
FNMA, 4.00%, 2/1/46	9,070,954	9,756,298
FNMA, 3.50%, 3/1/46	5,321,913	5,622,665
FNMA, 4.00%, 4/1/46	19,326,371	20,787,546
FNMA, 3.50%, 5/1/46	5,321,657	5,623,706
FNMA, 6.50%, 8/1/47	46,742	52,282
FNMA, 6.50%, 9/1/47	100,176	112,169
FNMA, 6.50%, 9/1/47	4,997	5,591
FNMA, 6.50%, 9/1/47	54,788	61,324
FNMA, 6.50%, 9/1/47	14,623	16,360
FNMA, 6.00%, 4/1/48	499,824	556,048
GNMA, 2.50%, 10/20/16(3)	8,100,000	8,237,757
GNMA, 3.50%, 10/20/16(3)	5,000,000	5,311,328
GNMA, 4.00%, 10/20/16(3)	15,000,000	16,077,539
GNMA, 5.50%, 12/20/38	2,082,239	2,329,661
GNMA, 6.00%, 1/20/39	571,346	655,096
GNMA, 5.00%, 3/20/39	2,874,787	3,229,677
GNMA, 5.50%, 3/20/39	1,053,154	1,177,854
GNMA, 5.50%, 4/20/39	1,915,864	2,149,940
GNMA, 4.50%, 1/15/40	1,847,536	2,044,397
GNMA, 4.00%, 11/20/40	7,796,835	8,394,491
GNMA, 4.00%, 12/15/40	1,612,443	1,736,740
GNMA, 4.50%, 7/20/41	7,033,967	7,711,230
GNMA, 3.50%, 6/20/42	9,847,702	10,500,341
GNMA, 3.50%, 7/20/42	7,527,550	8,019,518
GNMA, 4.50%, 8/20/42	5,853,030	6,425,474
GNMA, 4.00%, 9/20/45	11,277,951	12,094,126
GNMA, 2.50%, 6/20/46	9,923,896	10,103,750
GNMA, 2.50%, 7/20/46	12,671,758	12,901,416
		397,921,632
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $476,650,665)		485,603,226
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 17.6%
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	627,893	639,974
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	717,262	741,271
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	1,443,960	1,485,982
FHLMC, Series 2812, Class MF, VRN, 0.97%, 10/15/16	3,380,008	3,390,450
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	1,237,067	1,341,217
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	2,737,970	2,982,391
FHLMC, Series 3149, Class LF, VRN, 0.82%, 10/15/16	9,679,074	9,652,766
FHLMC, Series 3153, Class FJ, VRN, 0.90%, 10/15/16	3,124,673	3,124,130
FHLMC, Series 3397, Class GF, VRN, 1.02%, 10/15/16	1,495,438	1,498,357
FHLMC, Series 3417, Class FA, VRN, 1.02%, 10/15/16	2,290,829	2,299,574
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	12,106,355
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,397,367
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	5,568,778	5,758,344
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,747,204
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	16,355,781

9

	Principal Amount/Shares	Value
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	$7,000,000	$7,492,058
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	5,080,525	5,199,774
FHLMC, Series KIR1, Class A2, 2.85%, 3/25/26	9,600,000	10,086,257
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	7,800,000	7,876,198
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	756,397	770,619
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,158,344	1,182,452
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,074,962	1,094,012
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	872,769	890,285
FNMA, Series 2005-103, Class FP, VRN, 0.83%, 10/25/16	3,309,369	3,298,322
FNMA, Series 2007-36, Class FB, VRN, 0.93%, 10/25/16	363,524	363,665
FNMA, Series 2009-89, Class FD, VRN, 1.125%, 10/25/16	1,988,426	2,004,445
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	131,688	131,688
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	466,947	474,083
FNMA, Series 2013-M11, Class FA SEQ, VRN, 0.86%, 10/25/16	3,552,176	3,557,534
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	9,732,759	9,763,491
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 10/25/16	13,000,000	13,608,735
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	765,302	764,929
FNMA, Series 2015-M12, Class FA, VRN, 0.85%, 10/1/16	13,009,365	13,030,495
FNMA, Series 2015-M8, Class FA, VRN, 0.68%, 10/1/16	11,837,024	11,826,154
FNMA, Series 2016-11, Class FB, VRN, 1.04%, 10/1/16	7,669,774	7,685,065
FNMA, Series 2016-M2, Class FA, VRN, 1.38%, 10/1/16	6,228,457	6,291,557
GNMA, Series 2007-5, Class FA, VRN, 0.67%, 10/20/16	1,050,293	1,047,872
GNMA, Series 2008-18, Class FH, VRN, 1.13%, 10/20/16	1,890,541	1,906,062
GNMA, Series 2010-14, Class QF, VRN, 0.98%, 10/16/16	5,256,198	5,277,241
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	2,950,693	3,079,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $194,752,329)		199,223,241
U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
FNMA, 2.125%, 4/24/26	3,100,000	3,157,273
FNMA, 1.875%, 9/24/26	2,500,000	2,484,820
FNMA, 6.625%, 11/15/30	15,700,000	23,954,369
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $26,367,041)		29,596,462
TEMPORARY CASH INVESTMENTS(4) — 2.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $23,930,156), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $23,460,293)		23,460,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,863,881	6,863,881
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,323,881)		30,323,881
TOTAL INVESTMENT SECURITIES — 110.7% (Cost $1,212,208,069)		1,252,002,514
OTHER ASSETS AND LIABILITIES(5) — (10.7)%		(121,238,216)
TOTAL NET ASSETS — 100.0%		$1,130,764,298

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
140	U.S. Treasury 5-Year Notes	December 2016	$17,012,188	$58,371

10

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $140,532.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $370,000.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,212,208,069)	$1,252,002,514
Receivable for investments sold	50,361,177
Receivable for capital shares sold	2,348,521
Interest receivable	4,303,557
1,309,015,769

Liabilities
Payable for collateral received for forward commitments	370,000
Payable for investments purchased	175,929,439
Payable for capital shares redeemed	1,459,497
Payable for variation margin on futures contracts	29,531
Accrued management fees	369,747
Distribution and service fees payable	27,911
Dividends payable	65,346
178,251,471

Net Assets	$1,130,764,298

Net Assets Consist of:
Capital paid in	$1,088,162,339
Distributions in excess of net investment income	(1,898,116)
Undistributed net realized gain	4,647,259
Net unrealized appreciation	39,852,816
$1,130,764,298

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$667,254,312	58,571,708	$11.39
Institutional Class	$346,924,234	30,456,254	$11.39
A Class	$108,313,736	9,509,115	$11.39*
C Class	$5,004,746	439,569	$11.39
R Class	$3,267,270	286,927	$11.39
*Maximum offering price $11.93 (net asset value divided by 0.955).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,716,675

Expenses:
Management fees	2,248,143
Distribution and service fees:
A Class	139,670
C Class	23,856
R Class	8,067
Trustees' fees and expenses	35,230
Other expenses	76,498
2,531,464

Net investment income (loss)	8,185,211

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,454,400
Futures contract transactions	83,311
Swap agreement transactions	(1,503,000)
6,034,711

Change in net unrealized appreciation (depreciation) on:
Investments	2,104,133
Futures contracts	87,758
Swap agreements	1,269,631
3,461,522

Net realized and unrealized gain (loss)	9,496,233

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,681,444

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$8,185,211	$15,457,873
Net realized gain (loss)	6,034,711	7,773,491
Change in net unrealized appreciation (depreciation)	3,461,522	(3,232,831)
Net increase (decrease) in net assets resulting from operations	17,681,444	19,998,533

Distributions to Shareholders
From net investment income:
Investor Class	(5,864,657)	(12,316,295)
Institutional Class	(3,287,420)	(4,438,684)
A Class	(851,401)	(1,798,457)
C Class	(18,476)	(25,760)
R Class	(20,556)	(39,017)
Decrease in net assets from distributions	(10,042,510)	(18,618,213)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	18,591,098	(14,972,416)

Net increase (decrease) in net assets	26,230,032	(13,592,096)

Net Assets
Beginning of period	1,104,534,266	1,118,126,362
End of period	$1,130,764,298	$1,104,534,266

Distributions in excess of net investment income	$(1,898,116)	$(40,817)

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

15

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

16

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.46% for the Investor Class, A Class, C Class and R Class and 0.26% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 were $1,396,494,180 and $1,447,468,787, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,863,453	$89,457,889	21,093,777	$236,058,489
Issued in reinvestment of distributions	481,161	5,473,035	1,020,304	11,420,220
Redeemed	(8,914,320)	(101,269,576)	(29,149,322)	(326,203,071)
	(569,706)	(6,338,652)	(7,035,241)	(78,724,362)
Institutional Class
Sold	6,959,520	79,052,720	14,673,398	164,421,999
Issued in reinvestment of distributions	275,441	3,133,254	365,194	4,086,274
Redeemed	(4,699,029)	(53,511,748)	(6,935,815)	(77,486,931)
	2,535,932	28,674,226	8,102,777	91,021,342
A Class
Sold	1,830,168	20,779,861	7,605,233	84,992,805
Issued in reinvestment of distributions	43,097	490,258	87,500	978,882
Redeemed	(2,256,959)	(25,688,566)	(10,175,667)	(113,730,088)
	(383,694)	(4,418,447)	(2,482,934)	(27,758,401)
C Class
Sold	74,826	850,573	134,013	1,502,951
Issued in reinvestment of distributions	1,561	17,754	2,142	23,965
Redeemed	(32,381)	(367,837)	(58,620)	(654,366)
	44,006	500,490	77,535	872,550
R Class
Sold	61,947	704,455	86,662	970,114
Issued in reinvestment of distributions	1,542	17,538	3,048	34,089
Redeemed	(48,260)	(548,512)	(124,625)	(1,387,748)
	15,229	173,481	(34,915)	(383,545)
Net increase (decrease)	1,641,767	$18,591,098	(1,372,778)	$(14,972,416)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$507,255,704	—
U.S. Government Agency Mortgage-Backed Securities	—	485,603,226	—
Collateralized Mortgage Obligations	—	199,223,241	—
U.S. Government Agency Securities	—	29,596,462	—
Temporary Cash Investments	$6,863,881	23,460,000	—
	$6,863,881	$1,245,138,633	—
Other Financial Instruments
Futures Contracts	$58,371	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 164 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $12,000,000.

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$29,531

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$83,311	Change in net unrealized appreciation (depreciation) on futures contracts	$87,758
Other Contracts	Net realized gain (loss) on swap agreement transactions	(1,503,000)	Change in net unrealized appreciation (depreciation) on swap agreements	1,269,631
		$(1,419,689)		$1,357,389

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,212,561,855
Gross tax appreciation of investments	$40,148,927
Gross tax depreciation of investments	(708,268)
Net tax appreciation (depreciation) of investments	$39,440,659

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated long-term capital losses of $(141,518), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.32	0.08	0.09	0.17	(0.10)	—	(0.10)	$11.39	1.51%	0.48%(4)	1.44%(4)	113%	$667,254
2016	$11.30	0.16	0.05	0.21	(0.19)	—	(0.19)	$11.32	1.89%	0.47%	1.41%	280%	$669,187
2015	$10.99	0.16	0.33	0.49	(0.18)	—	(0.18)	$11.30	4.54%	0.47%	1.39%	270%	$747,496
2014	$11.39	0.15	(0.33)	(0.18)	(0.20)	(0.02)	(0.22)	$10.99	(1.58)%	0.47%	1.34%	209%	$848,786
2013	$11.43	0.18	0.09	0.27	(0.24)	(0.07)	(0.31)	$11.39	2.36%	0.47%	1.59%	184%	$1,074,464
2012	$11.07	0.29	0.50	0.79	(0.31)	(0.12)	(0.43)	$11.43	7.20%	0.48%	2.53%	127%	$1,139,706
Institutional Class
2016(3)	$11.31	0.09	0.10	0.19	(0.11)	—	(0.11)	$11.39	1.70%	0.28%(4)	1.64%(4)	113%	$346,924
2016	$11.29	0.18	0.05	0.23	(0.21)	—	(0.21)	$11.31	2.10%	0.27%	1.61%	280%	$315,881
2015	$10.99	0.18	0.33	0.51	(0.21)	—	(0.21)	$11.29	4.65%	0.27%	1.59%	270%	$223,807
2014	$11.38	0.17	(0.31)	(0.14)	(0.23)	(0.02)	(0.25)	$10.99	(1.29)%	0.27%	1.54%	209%	$242,958
2013	$11.42	0.20	0.09	0.29	(0.26)	(0.07)	(0.33)	$11.38	2.56%	0.27%	1.79%	184%	$397,188
2012	$11.07	0.31	0.49	0.80	(0.33)	(0.12)	(0.45)	$11.42	7.32%	0.28%	2.73%	127%	$58,198

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.31	0.07	0.10	0.17	(0.09)	—	(0.09)	$11.39	1.48%	0.73%(4)	1.19%(4)	113%	$108,314
2016	$11.29	0.13	0.05	0.18	(0.16)	—	(0.16)	$11.31	1.64%	0.72%	1.16%	280%	$111,920
2015	$10.99	0.13	0.33	0.46	(0.16)	—	(0.16)	$11.29	4.18%	0.72%	1.14%	270%	$139,772
2014	$11.39	0.12	(0.32)	(0.20)	(0.18)	(0.02)	(0.20)	$10.99	(1.82)%	0.72%	1.09%	209%	$153,830
2013	$11.43	0.16	0.08	0.24	(0.21)	(0.07)	(0.28)	$11.39	2.10%	0.72%	1.34%	184%	$206,394
2012	$11.07	0.26	0.50	0.76	(0.28)	(0.12)	(0.40)	$11.43	6.93%	0.73%	2.28%	127%	$223,798
C Class
2016(3)	$11.31	0.02	0.10	0.12	(0.04)	—	(0.04)	$11.39	1.10%	1.48%(4)	0.44%(4)	113%	$5,005
2016	$11.29	0.05	0.05	0.10	(0.08)	—	(0.08)	$11.31	0.88%	1.47%	0.41%	280%	$4,473
2015	$10.99	0.04	0.33	0.37	(0.07)	—	(0.07)	$11.29	3.41%	1.47%	0.39%	270%	$3,590
2014	$11.38	0.04	(0.32)	(0.28)	(0.09)	(0.02)	(0.11)	$10.99	(2.47)%	1.47%	0.34%	209%	$2,361
2013	$11.42	0.07	0.08	0.15	(0.12)	(0.07)	(0.19)	$11.38	1.35%	1.47%	0.59%	184%	$4,166
2012	$11.07	0.17	0.49	0.66	(0.19)	(0.12)	(0.31)	$11.42	6.04%	1.48%	1.53%	127%	$2,584
R Class
2016(3)	$11.31	0.05	0.10	0.15	(0.07)	—	(0.07)	$11.39	1.35%	0.98%(4)	0.94%(4)	113%	$3,267
2016	$11.29	0.10	0.05	0.15	(0.13)	—	(0.13)	$11.31	1.39%	0.97%	0.91%	280%	$3,073
2015	$10.99	0.10	0.33	0.43	(0.13)	—	(0.13)	$11.29	3.92%	0.97%	0.89%	270%	$3,462
2014	$11.38	0.09	(0.31)	(0.22)	(0.15)	(0.02)	(0.17)	$10.99	(1.98)%	0.97%	0.84%	209%	$3,380
2013	$11.42	0.12	0.09	0.21	(0.18)	(0.07)	(0.25)	$11.38	1.85%	0.97%	1.09%	184%	$3,148
2012	$11.07	0.23	0.49	0.72	(0.25)	(0.12)	(0.37)	$11.42	6.58%	0.98%	2.03%	127%	$617

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and slightly below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Government Income Trust:

	Affirmative	Withhold
Tanya S. Beder	$5,076,785,359	$123,110,513
Jeremy I. Bulow	$5,072,465,600	$127,430,272
Anne Casscells	$5,067,721,405	$132,174,467
Jonathan D. Levin	$5,062,394,276	$137,501,596
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

28

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 1611

Semiannual Report

September 30, 2016

Inflation-Adjusted Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	6.4 years
Weighted Average Life	9.0 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	86.0%
Commercial Mortgage-Backed Securities	4.7%
Corporate Bonds	2.9%
Collateralized Mortgage Obligations	2.4%
U.S. Government Agency Securities	1.6%
Asset-Backed Securities	1.4%
Sovereign Governments and Agencies	0.5%
Municipal Securities	0.1%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	(2.0)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,028.80	$2.44	0.48%
Institutional Class	$1,000	$1,028.90	$1.42	0.28%
A Class	$1,000	$1,026.70	$3.71	0.73%
C Class	$1,000	$1,023.10	$7.51	1.48%
R Class	$1,000	$1,026.30	$4.98	0.98%
Hypothetical
Investor Class	$1,000	$1,022.66	$2.43	0.48%
Institutional Class	$1,000	$1,023.67	$1.42	0.28%
A Class	$1,000	$1,021.41	$3.70	0.73%
C Class	$1,000	$1,017.65	$7.49	1.48%
R Class	$1,000	$1,020.16	$4.96	0.98%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 86.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$122,675,879	$146,461,260
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	132,711,409	156,206,371
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	79,150,265	97,284,857
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	62,654,519	73,531,156
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,733,631	63,319,081
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	28,053,265	35,718,988
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	29,717,779	42,945,727
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	33,296,473	49,030,655
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	36,599,102	48,958,325
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	49,507,698	66,848,808
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	76,683,600	79,538,837
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	47,323,568	47,786,487
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	87,431,935	104,377,381
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	32,754,780	33,996,841
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	46,840,689	48,300,620
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	100,986,700	102,123,911
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	33,403,416	35,593,478
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	107,071,005	108,938,537
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	60,075,496	64,551,060
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	103,486,369	105,566,548
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	170,216,418	182,034,543
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	52,318,733	55,736,926
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	101,727,401	106,933,097
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	184,214,993	188,236,774
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	97,117,056	99,570,233
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	126,991,116	129,196,063
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	57,083,976	59,252,825
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	96,436,835	101,350,099
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	66,690,932	67,795,000
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	83,571,758	85,275,869
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	71,545,515	74,030,362
TOTAL U.S. TREASURY SECURITIES (Cost $2,480,814,234)		2,660,490,719
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.7%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	6,975,000	7,385,602
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	8,625,000	9,199,510
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.33%, 10/15/16(3)	7,600,000	7,528,564
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	7,100,000	7,940,991
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	8,000,000	8,729,078

6

		Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/16		$6,575,000	$6,975,247
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)		7,425,000	7,811,125
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/1/16		4,500,000	4,947,516
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)		10,000,000	10,582,583
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48		10,000,000	10,703,793
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/16(3)		8,350,000	8,786,546
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47		12,520,000	13,645,013
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		4,000,000	4,483,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		3,000,000	3,368,905
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.92%, 10/15/16(3)		9,725,000	9,550,110
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49		5,700,000	5,865,787
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		6,600,000	6,771,445
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(3)		8,575,000	9,110,982
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $138,134,146)			143,386,259
CORPORATE BONDS — 2.9%
Banks — 1.0%
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,650,000	4,785,555
Branch Banking & Trust Co., 3.80%, 10/30/26		$650,000	707,426
Capital One Financial Corp., 2.45%, 4/24/19		700,000	715,634
Citigroup, Inc., 4.45%, 9/29/27		570,000	598,192
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	4,000,000	4,485,990
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	5,000,000	6,541,044
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	3,800,000	4,571,969
JPMorgan Chase & Co., 3.125%, 1/23/25		$990,000	1,013,509
JPMorgan Chase & Co., 4.95%, 6/1/45		490,000	551,547
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,300,000	1,436,606
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	2,300,000	2,654,770
U.S. Bank N.A., 2.80%, 1/27/25		$500,000	517,130
Wells Fargo & Co., MTN, 4.60%, 4/1/21		990,000	1,092,423
Wells Fargo & Co., MTN, 3.55%, 9/29/25		500,000	528,640
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	264,269
			30,464,704
Biotechnology†
Gilead Sciences, Inc., 4.40%, 12/1/21		990,000	1,106,754
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	5,000,000	7,253,229
Ameriprise Financial, Inc., 4.00%, 10/15/23		$200,000	219,495
			7,472,724

7

		Principal Amount	Value
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22		$500,000	$535,921
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18		990,000	1,004,527
Capital One Bank USA N.A., 2.30%, 6/5/19		1,000,000	1,012,155
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23		1,000,000	1,025,232
Synchrony Financial, 3.00%, 8/15/19		240,000	245,858
			3,287,772
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	547,719
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	557,420
			1,105,139
Diversified Financial Services — 0.5%
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	5,000,000	5,837,660
Credit Agricole SA, 2.625%, 3/17/27	EUR	5,000,000	5,851,858
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		$500,000	531,500
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	1,160,000	1,122,509
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		$490,000	554,655
			13,898,182
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34		130,000	138,246
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45		490,000	583,216
Unilever Capital Corp., 2.20%, 3/6/19		500,000	511,475
			1,094,691
Gas Utilities†
Enterprise Products Operating LLC, 3.75%, 2/15/25		1,000,000	1,038,716
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24		250,000	271,743
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24		500,000	541,075
McDonald's Corp., MTN, 4.60%, 5/26/45		490,000	553,503
			1,094,578
Insurance — 0.3%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	5,000,000	6,539,826
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$1,000,000	1,058,536
			7,598,362
Machinery†
Deere & Co., 2.60%, 6/8/22		520,000	540,121
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38		1,500,000	2,095,308
Time Warner, Inc., 3.60%, 7/15/25		740,000	789,042
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		779,000	883,506
			3,767,856
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18		3,250,000	3,506,019

8

	Principal Amount	Value
Duke Energy Corp., 3.55%, 9/15/21	$1,000,000	$1,070,890
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	550,034
Georgia Power Co., 4.30%, 3/15/42	1,000,000	1,094,497
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	808,227
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	543,374
		7,573,041
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets plc, 2.50%, 11/6/22	520,000	525,841
BP Capital Markets plc, 2.75%, 5/10/23	280,000	285,346
Chevron Corp., 2.43%, 6/24/20	150,000	154,401
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	500,000	500,555
ConocoPhillips Co., 3.35%, 5/15/25	990,000	1,017,368
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	1,113,270
Statoil ASA, 2.65%, 1/15/24	495,000	507,423
Total Capital International SA, 2.10%, 6/19/19	990,000	1,009,875
		5,114,079
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	250,000	255,652
Pharmaceuticals†
Roche Holdings, Inc., 3.35%, 9/30/24(3)	490,000	528,508
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	1,051,051
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	355,983
Union Pacific Corp., 3.25%, 1/15/25	490,000	527,733
		1,934,767
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	517,252
Microsoft Corp., 2.125%, 11/15/22	560,000	567,482
Oracle Corp., 2.65%, 7/15/26	370,000	370,158
		1,454,892
TOTAL CORPORATE BONDS (Cost $86,505,556)		90,276,448
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	530,861	539,681
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,168,433	1,206,527
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,952,023	1,959,164
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 10/1/16	1,122,792	1,123,846
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,936,719	1,952,411
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/1/16(3)	6,285,000	6,609,166
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/1/16(3)	6,993,236	7,261,664
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 10/1/16	576,470	578,357

9

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/16	$938,911	$947,636
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	3,801,422	3,965,041
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/16(3)	4,928,171	4,988,595
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 10/1/16	1,661,470	1,661,724
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16	2,094,504	1,931,425
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,784,766	1,867,917
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.98%, 10/1/16	4,593,245	4,780,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.96%, 10/1/16	9,934,822	10,256,221
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/16(3)	4,031,757	4,057,726
		55,687,980
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	4,100,649	4,445,887
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	7,730,000	7,958,594
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	5,450,000	5,637,383
		18,041,864
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,707,562)		73,729,844
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FHLMC, 6.25%, 7/15/32	9,450,000	14,272,004
FNMA, 6.625%, 11/15/30	22,100,000	33,719,208
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $48,261,100)		47,991,212
ASSET-BACKED SECURITIES(2) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	14,100,000	14,145,839
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.94%, 10/7/16(3)	5,204,037	5,192,648
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	720,507	719,319
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.57%, 10/11/16(3)	4,275,000	4,278,820
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	1,347,831	1,343,226
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	7,066,864	7,017,453
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	4,829,816	4,823,165
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	3,876,862	3,879,745
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	2,835,826	2,850,161
TOTAL ASSET-BACKED SECURITIES (Cost $44,446,718)		44,250,376

10

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3) (Cost $16,125,223)	EUR	14,750,000	$16,217,526
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		$535,000	793,079
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		250,000	352,547
Los Angeles Community College District GO, 6.75%, 8/1/49		250,000	398,912
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		295,000	393,790
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		250,000	363,290
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		250,000	312,903
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40		270,000	346,321
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		125,000	194,145
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		250,000	325,355
TOTAL MUNICIPAL SECURITIES (Cost $3,028,665)			3,480,342
TEMPORARY CASH INVESTMENTS — 2.4%
Concord Minutemen Capital Co. LLC, 0.41%, 10/3/16(3)(4)		73,000,000	72,997,323
Credit Agricole Corporate and Investment Bank, 0.29%, 10/3/16(4)		442,000	441,987
State Street Institutional U.S. Government Money Market Fund, Premier Class		148	148
TOTAL TEMPORARY CASH INVESTMENTS (Cost $73,440,519)			73,439,458
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $2,963,463,723)			3,153,262,184
OTHER ASSETS AND LIABILITIES — (2.0)%			(60,319,754)
TOTAL NET ASSETS — 100.0%			$3,092,942,430

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,725,968	USD	3,066,834	JPMorgan Chase Bank N.A.	12/21/16	$6,446
EUR	2,531,914	USD	2,857,113	JPMorgan Chase Bank N.A.	12/21/16	(2,611)
EUR	2,244,245	USD	2,514,667	JPMorgan Chase Bank N.A.	12/21/16	15,514
EUR	1,594,308	USD	1,788,192	JPMorgan Chase Bank N.A.	12/21/16	9,245
EUR	1,158,347	USD	1,298,133	JPMorgan Chase Bank N.A.	12/21/16	7,797
EUR	5,173,413	USD	5,827,798	JPMorgan Chase Bank N.A.	12/21/16	4,753
EUR	2,373,208	USD	2,674,368	JPMorgan Chase Bank N.A.	12/21/16	1,207
EUR	602,588	USD	679,639	JPMorgan Chase Bank N.A.	12/21/16	(276)
USD	88,481,321	EUR	78,413,429	JPMorgan Chase Bank N.A.	12/21/16	77,342
						$119,417

11

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
423	U.S. Treasury 2-Year Notes	December 2016	$92,412,281	$125,290
209	U.S. Treasury 5-Year Notes	December 2016	25,396,766	83,887
584	U.S. Treasury 10-Year Notes	December 2016	76,577,000	181,514
			$194,386,047	$390,691

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
288	U.S. Treasury Long Bonds	December 2016	$48,429,000	$569,842

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	$(298,009)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(812,716)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(594,247)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(5,850,639)
Bank of America N.A.	12,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41%	8/27/20	101,771
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(663,701)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	(1,190,605)
Bank of America N.A.	29,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.08%	3/3/25	(1,229,444)
Bank of America N.A.	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.14%	7/2/25	(993,558)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	(103,758)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(2,829,460)
Barclays Bank plc	39,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71%	2/5/20	(479,099)
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59%	7/23/24	(1,871,748)

12

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Barclays Bank plc	$10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36%	9/29/24	$(884,407)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31%	9/30/24	(1,238,676)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(5,590,784)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78%	7/2/44	(4,934,145)
						$(29,463,225)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
† Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $33,207,966.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $231,086,599, which represented 7.5% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,963,463,723)	$3,153,262,184
Foreign currency holdings, at value (cost of $229,763)	231,691
Receivable for investments sold	492,859
Receivable for capital shares sold	4,240,018
Receivable for variation margin on futures contracts	45,442
Unrealized appreciation on forward foreign currency exchange contracts	122,304
Swap agreements, at value	101,771
Interest receivable	9,144,243
3,167,640,512

Liabilities
Payable for investments purchased	32,935,382
Payable for capital shares redeemed	11,186,548
Unrealized depreciation on forward foreign currency exchange contracts	2,887
Swap agreements, at value	29,564,996
Accrued management fees	934,803
Distribution and service fees payable	73,466
74,698,082

Net Assets	$3,092,942,430

Net Assets Consist of:
Capital paid in	$2,898,073,739
Undistributed net investment income	43,544,375
Accumulated net realized loss	(10,103,961)
Net unrealized appreciation	161,428,277
$3,092,942,430

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,642,803,378	136,930,739	$12.00
Institutional Class	$1,154,572,282	96,284,421	$11.99
A Class	$260,404,377	21,765,222	$11.96*
C Class	$15,025,195	1,255,592	$11.97
R Class	$20,137,198	1,675,985	$12.02
*Maximum offering price $12.52 (net asset value divided by 0.955).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$49,301,546

Expenses:
Management fees	5,604,535
Distribution and service fees:
A Class	291,599
C Class	79,984
R Class	45,802
Trustees' fees and expenses	91,764
Other expenses	123,243
6,236,927

Net investment income (loss)	43,064,619

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,460,730
Futures contract transactions	(1,958,149)
Swap agreement transactions	4,616,673
Foreign currency transactions	(1,266,181)
9,853,073

Change in net unrealized appreciation (depreciation) on:
Investments	29,544,100
Futures contracts	(155,514)
Swap agreements	(3,283,852)
Translation of assets and liabilities in foreign currencies	2,892,151
28,996,885

Net realized and unrealized gain (loss)	38,849,958

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,914,577

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$43,064,619	$51,158,466
Net realized gain (loss)	9,853,073	2,523,506
Change in net unrealized appreciation (depreciation)	28,996,885	(30,450,556)
Net increase (decrease) in net assets resulting from operations	81,914,577	23,231,416

Distributions to Shareholders
From net investment income:
Investor Class	(12,218,847)	(15,071,866)
Institutional Class	(9,769,076)	(12,922,998)
A Class	(1,722,424)	(1,473,944)
C Class	(56,155)	(20,799)
R Class	(102,656)	(82,927)
Decrease in net assets from distributions	(23,869,158)	(29,572,534)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	163,396,176	(282,996,505)

Net increase (decrease) in net assets	221,441,595	(289,337,623)

Net Assets
Beginning of period	2,871,500,835	3,160,838,458
End of period	$3,092,942,430	$2,871,500,835

Undistributed net investment income	$43,544,375	$24,348,914

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objectives are to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

17

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only

18

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 29% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.46% for the Investor Class, A Class, C Class and R Class and 0.26% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

19

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $435,663,036, of which $413,977,371 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $296,652,470, of which $224,686,488 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	24,782,105	$294,990,803	21,945,595	$253,001,152
Issued in reinvestment of distributions	987,456	11,523,611	1,253,414	14,219,153
Redeemed	(16,057,975)	(190,196,216)	(50,118,363)	(578,322,342)
	9,711,586	116,318,198	(26,919,354)	(311,102,037)
Institutional Class
Sold	12,778,009	151,172,640	27,617,494	317,986,634
Issued in reinvestment of distributions	826,059	9,623,590	1,126,407	12,766,690
Redeemed	(14,895,440)	(176,052,531)	(21,761,803)	(249,774,087)
	(1,291,372)	(15,256,301)	6,982,098	80,979,237
A Class
Sold	8,588,704	101,480,178	6,058,850	69,555,581
Issued in reinvestment of distributions	136,595	1,589,972	120,982	1,369,157
Redeemed	(3,469,747)	(40,958,120)	(10,401,642)	(119,247,260)
	5,255,552	62,112,030	(4,221,810)	(48,322,522)
C Class
Sold	203,756	2,404,044	345,759	3,982,128
Issued in reinvestment of distributions	3,253	37,968	1,332	15,021
Redeemed	(362,350)	(4,284,814)	(698,461)	(8,032,501)
	(155,341)	(1,842,802)	(351,370)	(4,035,352)
R Class
Sold	439,796	5,225,333	730,544	8,407,673
Issued in reinvestment of distributions	7,424	86,857	6,548	74,287
Redeemed	(273,226)	(3,247,139)	(782,117)	(8,997,791)
	173,994	2,065,051	(45,025)	(515,831)
Net increase (decrease)	13,694,419	$163,396,176	(24,555,461)	$(282,996,505)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

20

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,660,490,719	—
Commercial Mortgage-Backed Securities	—	143,386,259	—
Corporate Bonds	—	90,276,448	—
Collateralized Mortgage Obligations	—	73,729,844	—
U.S. Government Agency Securities	—	47,991,212	—
Asset-Backed Securities	—	44,250,376	—
Sovereign Governments and Agencies	—	16,217,526	—
Municipal Securities	—	3,480,342	—
Temporary Cash Investments	$148	73,439,310	—
	$148	$3,153,262,036	—
Other Financial Instruments
Futures Contracts	$960,533	—	—
Swap Agreements	—	$101,771	—
Forward Foreign Currency Exchange Contracts	—	122,304	—
	$960,533	$224,075	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$29,564,996	—
Forward Foreign Currency Exchange Contracts	—	2,887	—
	—	$29,567,883	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $69,583,000.

21

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $152,172,795.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 2,402 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk.
The fund's average notional amount held during the period was $303,900,000.

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$122,304	Unrealized depreciation on forward foreign currency exchange contracts	$2,887
Interest Rate Risk	Receivable for variation margin on futures contracts*	45,442	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	101,771	Swap agreements	29,564,996
		$269,517		$29,567,883

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,616,673	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,539,816)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,261,268)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	2,930,952
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,958,149)	Change in net unrealized appreciation (depreciation) on futures contracts	(155,514)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(744,036)
		$1,397,256		$(508,414)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,964,729,879
Gross tax appreciation of investments	$195,624,577
Gross tax depreciation of investments	(7,092,272)
Net tax appreciation (depreciation) of investments	$188,532,305

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(8,384,655), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.76	0.17	0.17	0.34	(0.10)	—	(0.10)	$12.00	2.88%	0.48%(4)	2.91%(4)	10%	$1,642,803
2016	$11.76	0.20	(0.09)	0.11	(0.11)	—	(0.11)	$11.76	0.98%	0.47%	1.69%	14%	$1,496,429
2015	$11.73	0.08	0.17	0.25	(0.18)	(0.04)	(0.22)	$11.76	2.14%	0.47%	0.61%	18%	$1,813,395
2014	$13.13	0.23	(1.18)	(0.95)	(0.17)	(0.28)	(0.45)	$11.73	(7.20)%	0.47%	1.81%	17%	$1,894,824
2013	$12.85	0.23	0.46	0.69	(0.30)	(0.11)	(0.41)	$13.13	5.36%	0.47%	1.69%	27%	$3,514,082
2012	$12.01	0.40	1.01	1.41	(0.45)	(0.12)	(0.57)	$12.85	11.99%	0.48%	3.15%	26%	$3,393,055
Institutional Class
2016(3)	$11.76	0.18	0.16	0.34	(0.11)	—	(0.11)	$11.99	2.89%	0.28%(4)	3.11%(4)	10%	$1,154,572
2016	$11.76	0.21	(0.08)	0.13	(0.13)	—	(0.13)	$11.76	1.19%	0.27%	1.89%	14%	$1,147,155
2015	$11.74	0.07	0.21	0.28	(0.22)	(0.04)	(0.26)	$11.76	2.37%	0.27%	0.81%	18%	$1,065,257
2014	$13.13	0.23	(1.14)	(0.91)	(0.20)	(0.28)	(0.48)	$11.74	(6.94)%	0.27%	2.01%	17%	$901,517
2013	$12.85	0.24	0.47	0.71	(0.32)	(0.11)	(0.43)	$13.13	5.57%	0.27%	1.89%	27%	$1,067,297
2012	$12.01	0.43	1.01	1.44	(0.48)	(0.12)	(0.60)	$12.85	12.16%	0.28%	3.35%	26%	$802,309

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.73	0.16	0.15	0.31	(0.08)	—	(0.08)	$11.96	2.67%	0.73%(4)	2.66%(4)	10%	$260,404
2016	$11.73	0.18	(0.10)	0.08	(0.08)	—	(0.08)	$11.73	0.73%	0.72%	1.44%	14%	$193,664
2015	$11.69	0.08	0.13	0.21	(0.13)	(0.04)	(0.17)	$11.73	1.83%	0.72%	0.36%	18%	$243,242
2014	$13.08	0.20	(1.17)	(0.97)	(0.14)	(0.28)	(0.42)	$11.69	(7.38)%	0.72%	1.56%	17%	$340,625
2013	$12.80	0.20	0.45	0.65	(0.26)	(0.11)	(0.37)	$13.08	5.12%	0.72%	1.44%	27%	$708,663
2012	$11.97	0.37	1.01	1.38	(0.43)	(0.12)	(0.55)	$12.80	11.72%	0.73%	2.90%	26%	$830,062
C Class
2016(3)	$11.74	0.12	0.15	0.27	(0.04)	—	(0.04)	$11.97	2.31%	1.48%(4)	1.91%(4)	10%	$15,025
2016	$11.76	0.08	(0.09)	(0.01)	(0.01)	—	(0.01)	$11.74	(0.05)%	1.47%	0.69%	14%	$16,558
2015	$11.68	(0.03)	0.17	0.14	(0.02)	(0.04)	(0.06)	$11.76	1.21%	1.47%	(0.39)%	18%	$20,716
2014	$13.09	0.10	(1.17)	(1.07)	(0.06)	(0.28)	(0.34)	$11.68	(8.14)%	1.47%	0.81%	17%	$24,009
2013	$12.81	0.07	0.49	0.56	(0.17)	(0.11)	(0.28)	$13.09	4.34%	1.47%	0.69%	27%	$46,414
2012	$12.00	0.15	1.13	1.28	(0.35)	(0.12)	(0.47)	$12.81	10.85%	1.48%	2.15%	26%	$31,563
R Class
2016(3)	$11.78	0.14	0.17	0.31	(0.07)	—	(0.07)	$12.02	2.63%	0.98%(4)	2.41%(4)	10%	$20,137
2016	$11.78	0.13	(0.08)	0.05	(0.05)	—	(0.05)	$11.78	0.48%	0.97%	1.19%	14%	$17,695
2015	$11.72	0.02	0.17	0.19	(0.09)	(0.04)	(0.13)	$11.78	1.60%	0.97%	0.11%	18%	$18,228
2014	$13.11	0.11	(1.11)	(1.00)	(0.11)	(0.28)	(0.39)	$11.72	(7.60)%	0.97%	1.31%	17%	$18,318
2013	$12.83	0.08	0.54	0.62	(0.23)	(0.11)	(0.34)	$13.11	4.85%	0.97%	1.19%	27%	$13,044
2012	$12.01	0.21	1.13	1.34	(0.40)	(0.12)	(0.52)	$12.83	11.37%	0.98%	2.65%	26%	$3,322

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and slightly below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Government Income Trust:

	Affirmative	Withhold
Tanya S. Beder	$5,076,785,359	$123,110,513
Jeremy I. Bulow	$5,072,465,600	$127,430,272
Anne Casscells	$5,067,721,405	$132,174,467
Jonathan D. Levin	$5,062,394,276	$137,501,596
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 1611

Semiannual Report

September 30, 2016

Short-Term Government Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life	2.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	60.1%
Collateralized Mortgage Obligations	23.6%
U.S. Government Agency Mortgage-Backed Securities	10.1%
U.S. Government Agency Securities	4.7%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.00	$2.81	0.56%
Institutional Class	$1,000	$1,003.00	$1.81	0.36%
A Class	$1,000	$1,000.80	$4.06	0.81%
C Class	$1,000	$996.80	$7.81	1.56%
R Class	$1,000	$999.00	$5.31	1.06%
Hypothetical
Investor Class	$1,000	$1,022.26	$2.84	0.56%
Institutional Class	$1,000	$1,023.26	$1.83	0.36%
A Class	$1,000	$1,021.01	$4.10	0.81%
C Class	$1,000	$1,017.25	$7.89	1.56%
R Class	$1,000	$1,019.75	$5.37	1.06%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 60.1%
U.S. Treasury Bills, 0.64%, 9/14/17(1)	$1,700,000	$1,690,545
U.S. Treasury Notes, 0.875%, 1/31/18(2)	41,000,000	41,092,906
U.S. Treasury Notes, 1.00%, 2/15/18	23,600,000	23,691,261
U.S. Treasury Notes, 2.625%, 4/30/18	1,800,000	1,853,332
U.S. Treasury Notes, 1.00%, 5/31/18	6,100,000	6,125,376
U.S. Treasury Notes, 1.375%, 6/30/18	3,100,000	3,132,876
U.S. Treasury Notes, 1.375%, 7/31/18	18,300,000	18,501,940
U.S. Treasury Notes, 1.25%, 10/31/18	10,000,000	10,092,190
U.S. Treasury Notes, 1.25%, 11/15/18	19,400,000	19,579,217
U.S. Treasury Notes, 1.375%, 11/30/18	8,100,000	8,197,929
U.S. Treasury Notes, 1.50%, 2/28/19	25,000,000	25,392,575
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,645,552
TOTAL U.S. TREASURY SECURITIES (Cost $161,603,986)		161,995,699
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 23.6%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	923,640	951,105
FHLMC, Series 3114, Class FT, VRN, 0.87%, 10/15/16	1,007,919	1,005,790
FHLMC, Series 3149, Class LF, VRN, 0.82%, 10/15/16	2,365,480	2,359,051
FHLMC, Series 3200, Class FP, VRN, 0.72%, 10/15/16	1,457,289	1,447,044
FHLMC, Series 3206, Class FE, VRN, 0.92%, 10/15/16	902,984	903,566
FHLMC, Series 3231, Class FA, VRN, 0.92%, 10/15/16	805,542	805,721
FHLMC, Series 3301, Class FA, VRN, 0.82%, 10/15/16	787,487	784,221
FHLMC, Series 3380, Class FP, VRN, 0.87%, 10/15/16	1,054,033	1,052,542
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	167,327	168,608
FHLMC, Series 3508, Class PF, VRN, 1.37%, 10/15/16	866,367	878,336
FHLMC, Series 3587, Class FB, VRN, 1.30%, 10/15/16	957,548	970,355
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	158,720	160,907
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	505,101	507,680
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,579,206	1,632,963
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,761,205	2,879,520
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,382,381	1,439,701
FHLMC, Series K716, Class A1, 2.41%, 8/25/47	1,939,419	1,987,567
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	3,112,079	3,224,458
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	1,295,036	1,325,433
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	2,000,000	2,019,538
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	171,256	174,408
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	403,218	410,799
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	739,094	754,477
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	244,551	248,885
FNMA, Series 2003-17, Class FN, VRN, 0.83%, 10/25/16	218,175	217,988
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	558,171	568,063
FNMA, Series 2004-28, Class FE, VRN, 0.875%, 10/25/16	3,493,333	3,491,748
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	437,578	446,360
FNMA, Series 2004-52, Class PF, VRN, 0.98%, 10/25/16	325,066	326,247
FNMA, Series 2006-11, Class FA, VRN, 0.83%, 10/25/16	718,852	716,568
FNMA, Series 2006-60, Class KF, VRN, 0.83%, 10/25/16	1,609,979	1,605,087

6

	Principal Amount	Value
FNMA, Series 2006-72, Class TE, VRN, 0.83%, 10/25/16	$961,442	$958,986
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	287,874	299,800
FNMA, Series 2009-33, Class FB, VRN, 1.35%, 10/25/16	1,055,526	1,072,910
FNMA, Series 2009-87, Class HF, VRN, 1.375%, 10/25/16	425,314	432,812
FNMA, Series 2009-89, Class FD, VRN, 1.125%, 10/25/16	548,340	552,757
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	299,326	301,902
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	45,496	45,496
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	122,478	124,350
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	253,305	256,267
FNMA, Series 2013-M11, Class FA SEQ, VRN, 0.86%, 10/25/16	1,065,653	1,067,260
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	2,387,280	2,394,819
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	2,159,584	2,184,241
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	213,022	212,918
FNMA, Series 2015-M12, Class FA, VRN, 0.85%, 10/1/16	3,450,513	3,456,117
FNMA, Series 2015-M13, Class ASQ2, 1.65%, 9/25/19	1,700,000	1,709,223
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	1,150,000	1,154,556
FNMA, Series 2015-M8, Class FA, VRN, 0.68%, 10/1/16	3,188,494	3,185,566
FNMA, Series 2016-11, Class FB, VRN, 1.04%, 10/1/16	1,278,296	1,280,844
FNMA, Series 2016-M2, Class FA, VRN, 1.38%, 10/1/16	1,690,498	1,707,624
GNMA, Series 2010-14, Class QF, VRN, 0.98%, 10/16/16	1,348,386	1,353,784
GNMA, Series 2012-105, Class FE, VRN, 0.83%, 10/20/16	2,924,478	2,917,592
GNMA, Series 2016-68, Class MF, VRN, 0.82%, 10/1/16	1,578,380	1,579,523
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,552,493)		63,714,083
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 10.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 9.9%
FHLMC, VRN, 2.03%, 10/15/16	603,686	631,293
FHLMC, VRN, 2.06%, 10/15/16	846,000	868,994
FHLMC, VRN, 2.25%, 10/15/16	14,504	14,539
FHLMC, VRN, 2.32%, 10/15/16	511,602	525,496
FHLMC, VRN, 2.52%, 10/15/16	859,705	885,353
FHLMC, VRN, 2.57%, 10/15/16	174,276	184,764
FHLMC, VRN, 2.59%, 10/15/16	636,029	657,131
FHLMC, VRN, 2.60%, 10/15/16	10,262	10,321
FHLMC, VRN, 2.62%, 10/15/16	1,275,248	1,315,568
FHLMC, VRN, 2.73%, 10/15/16	397,192	422,680
FHLMC, VRN, 2.74%, 10/15/16	383,354	405,919
FHLMC, VRN, 2.80%, 10/15/16	113,158	119,656
FHLMC, VRN, 2.88%, 10/15/16	800,926	835,093
FHLMC, VRN, 2.89%, 10/15/16	2,353,194	2,494,856
FHLMC, VRN, 2.98%, 10/15/16	154,076	161,909
FHLMC, VRN, 3.01%, 10/15/16	148,778	156,371
FHLMC, VRN, 3.13%, 10/15/16	555,233	586,446
FHLMC, VRN, 3.13%, 10/15/16	24,104	24,216
FHLMC, VRN, 3.21%, 10/15/16	854,051	887,064
FHLMC, VRN, 3.78%, 10/15/16	951,047	997,595
FHLMC, VRN, 4.06%, 10/15/16	247,075	259,558
FHLMC, VRN, 4.77%, 10/15/16	90,948	94,946
FNMA, VRN, 2.06%, 10/25/16	1,127,544	1,170,451
FNMA, VRN, 2.14%, 10/25/16	5,970	6,082
FNMA, VRN, 2.375%, 10/25/16	532	535

7

	Principal Amount	Value
FNMA, VRN, 2.38%, 10/25/16	$767	$771
FNMA, VRN, 2.44%, 10/25/16	507,930	520,918
FNMA, VRN, 2.44%, 10/25/16	3,679	3,673
FNMA, VRN, 2.44%, 10/25/16	114,487	119,157
FNMA, VRN, 2.44%, 10/25/16	525,098	545,316
FNMA, VRN, 2.44%, 10/25/16	505,675	527,452
FNMA, VRN, 2.44%, 10/25/16	766,039	798,839
FNMA, VRN, 2.53%, 10/25/16	451,414	467,813
FNMA, VRN, 2.53%, 10/25/16	432,609	449,439
FNMA, VRN, 2.53%, 10/25/16	1,499	1,527
FNMA, VRN, 2.56%, 10/25/16	1,030,390	1,075,197
FNMA, VRN, 2.57%, 10/25/16	100,353	105,811
FNMA, VRN, 2.58%, 10/25/16	16,765	16,855
FNMA, VRN, 2.58%, 10/25/16	4,836	4,866
FNMA, VRN, 2.625%, 10/25/16	1,272	1,276
FNMA, VRN, 2.63%, 10/25/16	710,970	734,613
FNMA, VRN, 2.66%, 10/25/16	8,979	9,557
FNMA, VRN, 2.67%, 10/25/16	1,689,580	1,742,845
FNMA, VRN, 2.70%, 10/25/16	584,968	618,244
FNMA, VRN, 2.73%, 10/25/16	67,522	70,658
FNMA, VRN, 2.74%, 10/25/16	76,335	78,332
FNMA, VRN, 2.75%, 10/25/16	724,136	746,707
FNMA, VRN, 2.77%, 10/25/16	1,489,509	1,544,425
FNMA, VRN, 2.79%, 10/25/16	483,570	501,045
FNMA, VRN, 2.875%, 10/25/16	1,366	1,396
FNMA, VRN, 3.03%, 10/25/16	756,100	787,962
FNMA, VRN, 3.33%, 10/25/16	1,168,205	1,224,691
FNMA, VRN, 3.52%, 10/25/16	797	803
FNMA, VRN, 3.62%, 10/25/16	235,922	249,122
FNMA, VRN, 4.10%, 10/25/16	184	184
FNMA, VRN, 4.10%, 10/25/16	4,930	4,943
FNMA, VRN, 4.78%, 10/25/16	144,481	152,727
FNMA, VRN, 6.03%, 10/25/16	960	966
GNMA, VRN, 2.50%, 10/20/16	6,672	6,785
GNMA, VRN, 3.00%, 10/20/16	19,412	19,503
		26,851,254
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 5.50%, 11/1/17	25,370	25,752
FNMA, 7.00%, 5/1/32	152,687	172,469
FNMA, 7.00%, 5/1/32	107,082	121,097
FNMA, 7.00%, 6/1/32	19,724	22,221
FNMA, 7.00%, 6/1/32	96,125	110,712
FNMA, 7.00%, 8/1/32	23,728	23,984
GNMA, 9.50%, 11/20/19	1,393	1,400
		477,635
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,970,400)		27,328,889
U.S. GOVERNMENT AGENCY SECURITIES — 4.7%
FHLB, 1.00%, 6/21/17	84,000	84,245
FHLB, 1.375%, 2/18/21	1,000,000	1,006,709
FHLMC, 1.125%, 8/12/21	1,200,000	1,188,547

8

	Principal Amount/Shares	Value
FNMA, 0.875%, 8/2/19	$2,700,000	$2,689,462
FNMA, 1.00%, 8/28/19	2,700,000	2,698,566
FNMA, 1.375%, 2/26/21	1,400,000	1,410,133
FNMA, 1.25%, 5/6/21	1,300,000	1,299,814
FNMA, 1.25%, 8/17/21	2,300,000	2,293,204
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,646,104)		12,670,680
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $4,339,638), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $4,251,053)		4,251,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,294,938	1,294,938
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,545,938)		5,545,938
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $270,318,921)		271,255,289
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,617,416)
TOTAL NET ASSETS — 100.0%		$269,637,873

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
240	U.S. Treasury 2-Year Notes	December 2016	$52,432,500	$71,086

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
77	U.S. Treasury 5-Year Notes	December 2016	$9,356,703	$(20,143)

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $134,540.

(3)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $270,318,921)	$271,255,289
Receivable for investments sold	282,409
Receivable for capital shares sold	64,658
Interest receivable	590,676
272,193,032

Liabilities
Payable for investments purchased	1,612,214
Payable for capital shares redeemed	818,231
Payable for variation margin on futures contracts	5,410
Accrued management fees	115,195
Distribution and service fees payable	4,109
2,555,159

Net Assets	$269,637,873

Net Assets Consist of:
Capital paid in	$270,218,467
Distributions in excess of net investment income	(218,067)
Accumulated net realized loss	(1,349,838)
Net unrealized appreciation	987,311
$269,637,873

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$219,982,358	22,810,404	$9.64
Institutional Class	$33,996,981	3,524,128	$9.65
A Class	$13,106,977	1,358,684	$9.65*
C Class	$992,517	106,042	$9.36
R Class	$1,559,040	162,283	$9.61
*Maximum offering price $9.87 (net asset value divided by 0.9775).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,438,083

Expenses:
Management fees	725,166
Distribution and service fees:
A Class	18,588
C Class	4,868
R Class	1,504
Trustees' fees and expenses	8,957
Other expenses	14,400
773,483

Net investment income (loss)	664,600

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	308,750
Futures contract transactions	(109,433)
Swap agreement transactions	28,299
227,616

Change in net unrealized appreciation (depreciation) on:
Investments	(389,938)
Futures contracts	55,191
Swap agreements	(25,129)
(359,876)

Net realized and unrealized gain (loss)	(132,260)

Net Increase (Decrease) in Net Assets Resulting from Operations	$532,340

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$664,600	$1,138,935
Net realized gain (loss)	227,616	409,508
Change in net unrealized appreciation (depreciation)	(359,876)	(379,143)
Net increase (decrease) in net assets resulting from operations	532,340	1,169,300

Distributions to Shareholders
From net investment income:
Investor Class	(694,586)	(1,269,997)
Institutional Class	(154,508)	(266,261)
A Class	(26,989)	(57,157)
Decrease in net assets from distributions	(876,083)	(1,593,415)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(18,350,257)	(16,999,476)

Net increase (decrease) in net assets	(18,694,000)	(17,423,591)

Net Assets
Beginning of period	288,331,873	305,755,464
End of period	$269,637,873	$288,331,873

Distributions in excess of net investment income	$(218,067)	$(6,584)

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

13

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.54% for the Investor Class, A Class, C Class and R Class and 0.34% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 were $122,892,201 and $142,120,244, respectively, all of which are U.S. Treasury and Government Agency obligations.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,385,226	$23,011,738	8,201,587	$79,085,593
Issued in reinvestment of distributions	69,978	675,390	125,001	1,205,877
Redeemed	(3,430,311)	(33,117,943)	(9,071,946)	(87,490,522)
	(975,107)	(9,430,815)	(745,358)	(7,199,052)
Institutional Class
Sold	208,476	2,011,728	3,354,641	32,303,236
Issued in reinvestment of distributions	16,006	154,508	27,584	266,250
Redeemed	(1,066,632)	(10,299,775)	(3,182,583)	(30,700,709)
	(842,150)	(8,133,539)	199,642	1,868,777
A Class
Sold	505,113	4,875,682	839,669	8,105,818
Issued in reinvestment of distributions	2,509	24,214	5,331	51,449
Redeemed	(713,655)	(6,888,984)	(2,084,176)	(20,090,822)
	(206,033)	(1,989,088)	(1,239,176)	(11,933,555)
C Class
Sold	8,956	83,890	59,136	555,103
Redeemed	(6,311)	(59,162)	(42,500)	(398,835)
	2,645	24,728	16,636	156,268
R Class
Sold	123,100	1,181,817	54,610	524,565
Redeemed	(350)	(3,360)	(43,383)	(416,479)
	122,750	1,178,457	11,227	108,086
Net increase (decrease)	(1,897,895)	$(18,350,257)	(1,757,029)	$(16,999,476)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$161,995,699	—
Collateralized Mortgage Obligations	—	63,714,083	—
U.S. Government Agency Mortgage-Backed Securities	—	27,328,889	—
U.S. Government Agency Securities	—	12,670,680	—
Temporary Cash Investments	$1,294,938	4,251,000	—
	$1,294,938	$269,960,351	—
Other Financial Instruments
Futures Contracts	$71,086	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$20,143	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 316 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $5,800,000.

17

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$5,410

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(109,433)	Change in net unrealized appreciation (depreciation) on futures contracts	$55,191
Other Contracts	Net realized gain (loss) on swap agreement transactions	28,299	Change in net unrealized appreciation (depreciation) on swap agreements	(25,129)
		$(81,134)		$30,062

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$270,386,165
Gross tax appreciation of investments	$1,057,678
Gross tax depreciation of investments	(188,554)
Net tax appreciation (depreciation) of investments	$869,124

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(757,000) and accumulated long-term capital losses of $(695,359), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.66	0.02	(0.01)	0.01	(0.03)	—	(0.03)	$9.64	0.10%	0.56%(4)	0.46%(4)	45%	$219,982
2016	$9.67	0.04	—(5)	0.04	(0.05)	—	(0.05)	$9.66	0.44%	0.55%	0.39%	99%	$229,689
2015	$9.65	0.03	0.04	0.07	(0.05)	—	(0.05)	$9.67	0.71%	0.55%	0.30%	76%	$237,231
2014	$9.71	—(5)	(0.03)	(0.03)	(0.03)	—	(0.03)	$9.65	(0.35)%	0.55%	0.05%	103%	$266,755
2013	$9.76	0.01	0.03	0.04	(0.03)	(0.06)	(0.09)	$9.71	0.33%	0.55%	0.11%	77%	$346,147
2012	$9.73	0.05	0.10	0.15	(0.06)	(0.06)	(0.12)	$9.76	1.59%	0.56%	0.51%	139%	$475,832
Institutional Class
2016(3)	$9.66	0.03	—(5)	0.03	(0.04)	—	(0.04)	$9.65	0.30%	0.36%(4)	0.66%(4)	45%	$33,997
2016	$9.67	0.06	—(5)	0.06	(0.07)	—	(0.07)	$9.66	0.64%	0.35%	0.59%	99%	$42,177
2015	$9.65	0.05	0.04	0.09	(0.07)	—	(0.07)	$9.67	0.91%	0.35%	0.50%	76%	$40,312
2014	$9.72	0.02	(0.04)	(0.02)	(0.05)	—	(0.05)	$9.65	(0.25)%	0.35%	0.25%	103%	$53,011
2013	$9.76	0.04	0.03	0.07	(0.05)	(0.06)	(0.11)	$9.72	0.64%	0.35%	0.31%	77%	$48,242
2012	$9.73	0.04	0.13	0.17	(0.08)	(0.06)	(0.14)	$9.76	1.79%	0.36%	0.71%	139%	$333,284

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$9.66	0.01	—(5)	0.01	(0.02)	—	(0.02)	$9.65	0.08%	0.81%(4)	0.21%(4)	45%	$13,107
2016	$9.67	0.01	0.01	0.02	(0.03)	—	(0.03)	$9.66	0.19%	0.80%	0.14%	99%	$15,114
2015	$9.64	—(5)	0.05	0.05	(0.02)	—	(0.02)	$9.67	0.50%	0.80%	0.05%	76%	$27,121
2014	$9.71	(0.02)	(0.05)	(0.07)	—	—	—	$9.64	(0.72)%	0.80%	(0.20)%	103%	$30,747
2013	$9.76	(0.02)	0.04	0.02	(0.01)	(0.06)	(0.07)	$9.71	0.14%	0.80%	(0.14)%	77%	$38,902
2012	$9.73	0.02	0.11	0.13	(0.04)	(0.06)	(0.10)	$9.76	1.33%	0.81%	0.26%	139%	$63,497
C Class
2016(3)	$9.39	(0.03)	—(5)	(0.03)	—	—	—	$9.36	(0.32)%	1.56%(4)	(0.54)%(4)	45%	$993
2016	$9.45	(0.06)	—(5)	(0.06)	—	—	—	$9.39	(0.63)%	1.55%	(0.61)%	99%	$971
2015	$9.47	(0.07)	0.05	(0.02)	—	—	—	$9.45	(0.21)%	1.55%	(0.70)%	76%	$820
2014	$9.61	(0.09)	(0.05)	(0.14)	—	—	—	$9.47	(1.46)%	1.55%	(0.95)%	103%	$957
2013	$9.72	(0.09)	0.04	(0.05)	—	(0.06)	(0.06)	$9.61	(0.55)%	1.55%	(0.89)%	77%	$3,322
2012	$9.73	(0.06)	0.11	0.05	—	(0.06)	(0.06)	$9.72	0.55%	1.56%	(0.49)%	139%	$3,691
R Class
2016(3)	$9.62	—(5)	(0.01)	(0.01)	—	—	—	$9.61	(0.10)%	1.06%(4)	(0.04)%(4)	45%	$1,559
2016	$9.63	(0.01)	—(5)	(0.01)	—	—	—	$9.62	(0.10)%	1.05%	(0.11)%	99%	$380
2015	$9.60	(0.02)	0.05	0.03	—	—	—	$9.63	0.31%	1.05%	(0.20)%	76%	$272
2014	$9.69	(0.04)	(0.05)	(0.09)	—	—	—	$9.60	(0.93)%	1.05%	(0.45)%	103%	$120
2013	$9.76	(0.03)	0.02	(0.01)	—(5)	(0.06)	(0.06)	$9.69	(0.14)%	1.05%	(0.39)%	77%	$173
2012	$9.73	(0.01)	0.12	0.11	(0.02)	(0.06)	(0.08)	$9.76	1.15%	1.06%	0.01%	139%	$345

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

22

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

23

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

24

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Government Income Trust:

	Affirmative	Withhold
Tanya S. Beder	$5,076,785,359	$123,110,513
Jeremy I. Bulow	$5,072,465,600	$127,430,272
Anne Casscells	$5,067,721,405	$132,174,467
Jonathan D. Levin	$5,062,394,276	$137,501,596
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

26

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 1611

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 23, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2016